Deferred income taxes and tax credit - Schedule of unrecognized temporary differences, unused tax losses and unused tax credits (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized	$ 779,473	$ 588,996
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized	818,946	613,206
Unused U.S. State R&D tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences, unused tax losses and unused tax credits for which no deferred tax assets have been recognized	907	26,255
Deductible (taxable) temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible (Taxable) Temporary Difference For Which No Deferred Tax Asset is Recognised	$ (40,380)	$ (50,465)